Income taxes - Changes in deferred tax (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance of deferred tax liability, net	$ 161,312	$ 262,212	$ 314,430
Deferred ISR in results	(2,432)	(74,484)	(59,044)
Recoverable tax on assets	(9,186)	(25,356)	6,440
Income tax effects recognized in other comprehensive income	1,259	(1,060)	386
Ending balance of deferred tax asset, net	$ 150,953	$ 161,312	$ 262,212